SUPPLEMENT DATED DECEMBER 10, 2009
TO

PROSPECTUS DATED MAY 21, 2007
FOR MFS REGATTA GOLD NY

PROSPECTUS DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective on February 8, 2010, the name of the following investment option will be changed:

Old Name	New Name

MFS® Global Total Return Portfolio	MFS® Global Tactical Allocation Portfolio

Please retain this supplement with your Prospectus for future reference.

SLNY MFS Name Change (NY) 12/09